INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX EXPENSE

For the years ended December 31, 2022, 2021 and 2020, the Company’s income tax expenses are as follows:

	For the Years Ended December 31,
	2022	2021	2020
Current	448,089	232,794	307,731
Deferred	(102,909)	(11,410)	(2,601)
Total	345,180	221,384	305,130

SCHEDULE OF RECONCILIATION OF THE EFFECTIVE INCOME TAX RATES

A reconciliation of the effective income tax rates reflected in the accompanying consolidated statements of operations and comprehensive income to the Japanese statutory tax rate for the years ended December 31, 2022, 2021 and 2020 is as follows:

	For the Years Ended December 31,
	2022	2021	2020
Japanese statutory tax rate	30.62%	30.62%	30.62%
Entertainment expenses not deductible	3.82%	5.94%	3.33%
Unrecognized gain in connection with reorganization	8.80%	5.55%	0.96%
Non-taxable dividend income	(0.26)%	(0.58)%	0.00%
Stock based compensation expenses not deductible	0.31%	0.71%	0.10%
Change on valuation allowance	1.77%	0.00%	0.00%
Effect of different statutory tax rate in Japan	1.60%	0.00%	0.00%
Other adjustments	(1.86)%	(2.97)%	2.65%
Subtotal	44.80%	39.27%	37.66%
Undistributed retained earnings tax*	7.82%	5.00%	3.53%
Effective tax rate	52.62%	44.27%	41.19%

*	The Company is a Specified Family Company, as one shareholder and its related persons hold more than 50% of its total outstanding shares. Hence, in addition to the normal corporate income taxes, the Company is also subject to a special tax on its undistributed retained earnings (“URE”) for each fiscal year, after the Company’s capital stock exceeds JPY100 million. URE tax is imposed on the Company’s URE, which is defined as the Company’s taxable income for the year minus the sum of the dividends paid, the adjusted corporate income tax, and the URE credit (which usually is 40% of the taxable income). The portion of its URE not more than JPY30 million is subject to a rate of 10%, the portion between JPY30 million and JPY100 million is subject to a rate of 15%, and the portion over JPY100 million is subject to a rate of 20%.

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The tax effects of temporary differences that give rise to the deferred income tax assets and liabilities at December 31, 2022 and 2021 are presented below:

	December 31,	December 31,
	2022	2021
Deferred income tax assets
Revenue and expense adjustments	29,145	15,314
Allowance for credit losses	10,080	4,320
Fair value change and impairment on investment securities	28,825	15,490
Change in cash surrender value of life insurance policies	-	2,079
Unrealized gain on sales arrangement with repurchase clause*	12,018	4,541
Lease liabilities	812,434	797,439
Stock based compensations	238,846	238,846
Net operating loss carryforwards	19,285	-
Others	24,244	483
Total deferred income tax assets, gross	1,174,877	1,078,512
Less: valuation allowance	(19,285)	-
Total deferred income tax assets, net	1,155,592	1,078,512

Deferred income tax liabilities
Change in cash surrender value of life insurance policies	(11,132)	-
Right-of-use assets	(801,286)	(792,753)
Intangible assets acquired through business combination	(132,361)	(22,089)
Others	-	(1,789)
Total deferred income tax liabilities	(944,779)	(816,631)

Deferred income tax assets, net (included in other assets)	327,992	283,487
Deferred income tax liabilities, net (included in other liabilities)	(117,179)	(21,606)

*	Represents unrecognized gain for accounting purpose, recognized gain for tax purpose.